Summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

2.                  Summary of significant accounting policies

The principal accounting policies applied consistently in the preparation of these financial statements are described in the notes of the items on which they have impacts.

2.1             Basis of preparation and presentation of the financial statements

The financial statements have been prepared under the historical cost convention and were adjusted, when necessary, to reflect the fair value of assets and liabilities.

These consolidated financial statements are not equivalent to the statutory financial statements of the Company as issued under the requirements of the Brazilian jurisdiction. As the date of authorization for issue of these consolidated financial statements is different from the date when the consolidated financial statements were issued in Brazil, there are differences due to adjusting events after the reporting period, under IAS 10 - Events after the Reporting Period and a revision for a correction of immaterial error.

The statutory financial statements (parent company and consolidated) for the year ended December 31, 2017 were authorized for issue on March 27, 2018, in accordance with the accounting practices adopted in Brazil and the International Financial Reporting Standards (“IFRS”), filed in the Brazilian Securities and Exchange Commission (Comissão de Valores Mobiliários - “CVM”) on March 28, 2018.

The reconciliation between the statutory and these financial statements are presented below:

		December 31,
Decription	Caption in the statement of operations	2017

Profit for the year to the statutory financial statements (filed in CVM)		4,133,321

Additional disbursement the Leniency Agreement (note 23.3.a)	Other income (expenses), net	(375,476)

Reversal of provision (note 35.r)	Cost of products sold	223,340

Deferred income tax and social contribution	Current and deferred income tax and social contribution	(65,414)

Profit for the year in these financial statements (filed in SEC)		3,915,771

Consequently, in the balance sheet there was a reduction in trade payables in current liabilities of R$223,340, an increase in the provision for leniency agreement in non-current liabilities of R$375,476, an increase in deferred income tax and social contribution in non-current liabilities of R$65,414 and a decrease in shareholders´ equity of R$ 217,550.

The following paragraphs correspond to revisions in the balance sheet as of December 31, 2017 for the correction of errors. In Management´s assessment, these reclassifications do not represent a material misstatement and were recorded in these financial statements for better comparability and presentation of the amounts, as follow:

At the year ended December 31, 2017, for the foreign subsidiaries, the Company offset the advance on income taxes and VAT recoverable with the related provisions in these financial statements, in the amount of R$366,435. Accordingly, the captions Taxes recoverable and Taxes payable presented in the financial statements filed at CVM in the amounts of R$1,349,064 and R$1,261,204, respectively, have been revised and presented in these financial statements in the amounts of R$982,629 and R$894,769.

At the year ended December 31, 2017, the Company offset the advances to suppliers with trade payables in the amount of R$206,874. Accordingly, the captions Inventories and Trade payables presented in the financial statements filed at CVM in the amounts of R$6,846,923 and R$5,265,670, respectively, have been revised and presented in these financial statements in the amounts of R$6,640,049 and R$5,058,796.

The preparation of financial statements requires the use of certain estimates. It also requires Management to exercise its judgment in the process of applying the Company's accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

Issue of these financial statements was authorized by the Executive Board on October 7, 2019.

2.1.1 Consolidated financial statements

The consolidated financial statements were prepared and presented in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

All relevant information pertaining exclusively to these financial statements is presented herein and corresponds to the information used by the Management of the Company.

(a) Consolidation

The consolidated financial statements comprise the financial statements of the Braskem S.A. and the following entities:

		Total and voting interest - %
		Headquarters	2017	2016	2015
Direct and Indirect subsidiaries
Alclor Química de Alagoas Ltda ("Alclor")	(i)	Brazil		100.00	100.00
Braskem America Finance Company ("Braskem America Finance")		EUA	100.00	100.00	100.00
Braskem America, Inc. (“Braskem America”)		EUA	100.00	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00	100.00
Braskem International GmbH ("Braskem Austria")	(ii)	Austria	100.00	100.00	100.00
Braskem Austria Finance GmbH ("Braskem Austria Finance")	(iii)	Austria		100.00	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc")		Cayman Islands	100.00	100.00	100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00	100.00
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)		Netherlands	100.00	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00	100.00
Braskem Petroquímica Ltda. ("Braskem Petroquímica")	(iv)	Brazil		100.00	100.00
Quantiq	(v)	Brazil			100.00
IQAG	(v)	Brazil			100.00
Cetrel	(vi)	Brazil	63.66
Distribuidora de Água Camaçari S.A. ("DAC")	(vii)	Brazil	63.66
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00	100.00

Specific Purpose Entity ("SPE")
Fundo de Investimento Multimercado Crédito Privado Sol (“FIM Sol”)	(viii)	Brazil		100.00	100.00
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00	100.00

(i)        Merged into the subsidiary Braskem Petroquímica in April 2016.

(ii)      Terminated in June 2018.

(iii)     Terminated in January 2016.

(iv)     Merged into the Braskem in December 2017.

(v)      Sold in April 2017 (Note 5).

(vi)     Acquired on October 2, 2017.

(vii)    Wholly-owned subsidiary of Cetrel.

(viii)  Contract terminated in 2016.

2.2             Foreign currency translation

(a) Functional and presentation currency

The functional and presentation currency of the Company is the real.

(b) Functional currency other than the Brazilian real

Certain subsidiaries have a different functional currency from that of the Braskem S.A., as follows:

Functional currency

Subsidiaries
Braskem Alemanha, Braskem Austria e Braskem Austria Finance	Euro
Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem México Sofom	U.S.dollar
Braskem Idesa , Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso

The other subsidiaries adopt the Brazilian real as functional currency.

(c) Exchange variation effects

The main effects from exchange variation on the Company's transactions that impacted these financial statements are shown below:

	End of year rate at December 31			Average rate
							Variation
	2017	2016	Variation	2017	2016	2015	2017 - 2016	2016 - 2015
U.S. dollar - Brazilizan real	3.3080	3.2591	1.50%	3.1925	3.4833	3.3387	-0.0835	4.33%
U.S. dollar - Mexican peso	19.6890	20.6352	-4.59%	18.9142	18.6987	15.8846	0.0115	17.72%
U.S. dollar - Euro	0.8464	0.9479	-10.71%	0.8871	0.9041	0.9019	-0.0189	0.24%

2.3             New or revised pronouncements that are not yet effective

Several new standards will be effective for fiscal years beginning after January 1, 2018.  The Company did not early adopt these changes while preparing its financial statements.

(a) Adoption of “IFRS 9 - Financial Instruments”, and “IFRS 15 - Revenue from Contracts with Customers”

The Company is obliged to adopt “IFRS 9 - Financial Instruments” and “IFRS 15 - Revenue from Contracts with Customers” starting from January 1, 2018.  The Company has already assessed the impact of the initial application of IFRS 9 (Note 2.3(a.1)) and IFRS 15 (Note 2.3(a.2)) on its consolidated financial statements.

The total adjustment (net of taxes) on the opening balance of the shareholders' equity under “Retained earnings” of the Company on January 1, 2018, is a reduction of R$9,989. The component relating to the estimated adjustment is the change in the methodology for calculating impairment pursuant and in the classification and measurement of the financial assets, according to IFRS 9.

	As presented on December 31, 2017	Adjustments estimated at the adoption of IFRS 9	Adjusted opening balance estimated on January 1, 2018
Accumulated losses	(217,550)	(9,989)	(227,539)
Non-controlling	(827,501)		(827,501)
	(1,045,051)	(9,989)	(1,055,040)

(a.1)    IFRS 9 - Financial Instruments

            IFRS 9 - Financial Instruments establishes requirements for recognition and measurement of financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 - Financial Instruments: Recognition and Measurement.

(a.1.i)  Classification - Financial Assets

IFRS 9 has a new approach for the classification and measurement of financial assets, that reflects the business model in which assets are managed and its cash flow characteristics.

IFRS 9 has three main classification categories for financial assets: measured at amortized cost (“AC”), at fair value through other comprehensive income (“FVTOCI”) and at fair value through profit and loss (“FVTPL”). The standard IAS 39 classifications of held-to-maturity, loans and receivables and available-for-sale. IFRS 9 requires the classification of financial assets based on business model of the equity for managing their financial assets.

Pursuant to IFRS 9, derivatives in contracts where the host is a financial asset under the standard's scope are never separated. Instead, the hybrid financial instrument is assessed in its entirety for classification.

Based on its assessment, the Company did not have a significant impact on the accounting of its financial investments resulted from new requirements of IFRS 9. However, because some trade receivables are sold to financial institutions and derecognized before the maturity date (Note 8), the Company classified part of its trade accounts receivables that can be sold at fair value under FVTOCI. The effect of this new classification on January 1, 2018 is R$601.

The following table and corresponding notes explain the original measurement categories, in accordance with IAS 39 and the new categories of measurement in accordance with IFRS 9, for each class of financial asset on January 1, 2018.

The effect from the adoption of IFRS 9 on the accounting balance of financial assets as of January 1, 2018 is related to the following:

(i)              New impairment calculation methodology

(ii)             Calculation of the fair value for receivables that, in accordance with the Company's Business Model, may be sold before their maturities.

	Classification by category		Book value
	IAS 39	IFRS 9	IAS 39	IFRS 9

Cash and cash equivalents
Cash and banks	Loans and receivables	Amortized cost	1,428,766	1,428,766
Financial investments in Brazil	Loans and receivables	Fair value through profit or loss	1,706,784	1,706,784
Financial investments abroad	Held-for-trading	Fair value through profit or loss	639,543	639,543
			3,775,093	3,775,093

Financial investments
LFT's and LF's	Held-for-trading	Fair value through profit or loss	1,816,889	1,816,889
Time deposit investments	Loans and receivables	Amortized cost	440,616	440,616
Time deposit investments	Held-for-trading	Fair value through profit or loss	15,764	15,764
Other	Held-for-trading	Fair value through profit or loss	39,739	39,739
			2,313,008	2,313,008

Trade accounts receivable	Loans and receivables	Amortized cost	3,244,851	3,235,463
Trade accounts receivable	Loans and receivables	Fair value through other comprehensive income	73,841	73,240

Derivatives	Financial assets measured at fair value	Fair value through profit or loss	74,378	74,378

(a.1.ii) Impairment - Financial and Contractual Assets

IFRS 9 replaced the “incurred loss” model of IAS 39 for a prospective model of "expected credit losses." This requires a relevant judgment regarding the way in which changes in economic factors affect the expected credit losses, which are determined based on weighted probabilities.

The new expected losses model will apply to financial assets measured at AC or FVTPL, excluding investments in equity instruments and contractual assets.

According to IFRS 9, provisions for expected losses are measured using one of the following bases:

  The 12-month expected credit losses, i.e. (expected credit losses from possible default events within 12 months after the reporting date, and whose credit risk does not increase significantly since initial recognition); and

  The full lifetime expected credit losses (expected credit losses that result from all possible default events over the life of the financial instrument). The measurement of these credit losses applies when the credit risk of a financial asset at the reporting date has increased significantly since initial recognition.

The Company's assessment indicated that the adoption of the expected credit loss model as required by IFRS 9 on January 1, 2018, in a reduction of R$9,388, net of taxes.

The Company expected credit losses, according to IFRS 9, are determined based on the following stages:

Stage 1 - when the securities are still performing at this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their Operating Risk.

Stage 2 - when there is deterioration in the credit risk of the customer since the initial recognition; at this stage, the Company considers as deterioration of credit risk any credits that were renegotiated and that must be collected in court, regardless of their maturity.

Stage 3 - includes financial assets that have objective evidence of impairment; the trigger for evidence of impairment is an unprecedented delay of more than 90 days.

(a.1.iii) Hedge Accounting

While applying IFRS 9, the Company can, as an accounting policy, choose to continue applying the hedge accounting requirements of the IAS 39, instead of the new IFRS 9 requirements. The Company chose to apply the new requirements of IFRS 9.

IFRS 9 requires the Company to ensure that hedge accounting relationships are aligned with the Company's risk management objectives and strategies, and that a more qualitative and prospective approach is applied to assess hedge effectiveness. IFRS 9 also introduces new requirements for rebalancing hedge relations and prohibits the voluntary discontinuation of hedge accounting.

Upon adopting IFRS 9, the Company elected to account for changes to fair value of forward points separately, as hedge cost. Thus, as of January 1, 2018, these changes are recognized in other comprehensive income (loss) and accrued in a hedge cost reserve as a separate component in equity and subsequently accounted in the same way as cumulative gains or losses in the cash flow hedge reserve.

The types of hedge accounting relations presently designated by the Company meet IFRS 9 and are aligned with the organization's risk management objective and strategy.

 (a.1.iv) Transition

The changes in accounting policies stemming from the adoption of IFRS 9 will be applied prospectively, including:

  Allowed exemption to not restate comparative information from prior periods due to changes in classification and measurement financial instruments, including expected credit losses.

  New requirements for hedge accounting.

  The following assessments must be made based on facts and circumstances in place on the adoption date:

o   Determination of business model in which the financial asset is held.

o   Designation and revoking of prior designations of specific financial assets and liabilities measured at FVTPL.

(a.2) IFRS 15 - Revenue from Contracts with Customers

IFRS 15 introduces a comprehensive framework to determine if and when revenue must be recognized, and by how much the revenue is measured.  IFRS 15 replaces the standards IAS 18 - Revenue.

(a.2.i) Sales

The Company assessed that in its sales may have two distinct performance obligations between the Company and its customers, which are:

  Delivery the sold product - the performance obligation ends when the ownership of the good is transferred to the client. For the Company, there is no difference between IAS 18 - Revenue and IFRS 15 related to the revenue recognition date associated with this performance obligation.

  Contracting freight to the deliver goods - the performance obligation of the Company to contract freight to deliver the goods sold ends when the service is completed. For this performance obligation, considering that the Company acts as the principal of the operation and the effect of the difference in the moment of recognition of the portion of revenue allocated to the freight does not significantly affect the result of the year, such revenue will not be presented separately in the Company's financial statements.

(a.2.ii) Variable compensation (rebates and discounts)

The Company adopts the practice of contracting, with certain client bonuses for achieving sales targets. For clients which the Company expects will meet such targets and accordingly will receive a bonus are accrued the amounts due on a monthly basis. This provision, which until December 31, 2017, is recognized as a deduction from sales revenue, will be disclosed from January 1, 2018, as a deductible amount direct over gross revenue (Note 27).

The Company considers commercial discounts included on client invoices as part of the fair value of the revenue recognized, according to the established accounting standard applicable until December 31, 2017 (IAS 18). Therefore, the commercial discounts included on client invoices will not have any changes as a result of the adoption or measurement of its accounting recognition in accordance with IFRS 15.

(a.2.iii) Disclosures

IFRS 15 requires new disclosures that, according to the differences, identified and presented above, does not have significant changes in relation to current Company's disclosures.

(a.2.iv) Transition

The Company adopted IFRS 15 using the cumulative effect method, with initial application of the standard on the initial date (that is January 1, 2018). As a result, the Company will not apply the requirements of IFRS 15 to the comparative period reported.

Apart from the aforementioned reporting changes for rebates for the achievement of revenue targets, the Company does not have any change in the timing and measurement of its revenue.

(b) Adoption of “IFRS 16 - Leases” and “IFRIC 23 - Uncertainty on Income Tax Treatment”

(b.1) IFRS 16 - Leases

The Company is obliged to adopt “IFRS 16 - Leases” starting from January 1, 2019. This pronouncement replaces previous standards on leases, including IAS 17 - Leases and the corresponding interpretations, such as IFRIC 4, SIC 15 and SIC 27.

The standard introduces a single and standardized model for the accounting of leases in the balance sheet of the lessees, in which it recognizes a right-of-use asset representing the right to use the lease asset and a lease liability that represents the obligation to pay the lease are recognized. Exemptions from recognition will be allowed for low-value and short-term contracts.

In addition, the expenses related to these leases are no longer linear operating lease expense, going in accordance with IFRS 16 to be a cost of depreciation of use rights assets and interest expense on lease obligations.

The definition of leasing includes all contracts that entitle the use and control of an identifiable asset, including lease contracts and, potentially, some components of service agreements.

The variable elements of the payments related to leases (e.g., a machinery and/or equipment rental contract with part of the payments based on the asset's productivity) are not considered in the calculation of the liability, and are recorded as operating expenses.

The Company will make the transition using the modified retrospective approach, i.e., it will apply the requirements of the commercial lease standard to all existing agreements on the initial adoption date, i.e. January 1, 2019. Therefore, information and balances will not be restated for comparison purposes.

The new accounting standard  provides practical expedients whose election is optional.  The Company intends to adopt the following accounting policies during the transition:

•         Not to revaluate whether the contract is or contains any lease on the initial adoption date. Instead, will apply IAS 17 to agreements that have been previously identified as leases, using IAS 17 and IFRIC 4;

•         Opt not to separate non-lease components from lease components, considering them, therefore, as a single lease component;

•         Not to record contracts with terms above 12 months, that at the transition date, will end within 12 months as from the initial adoption date;

•         Not to record low-value agreements (R$30 for the company in Brazil or US$10 for foreign subsidiares), in accordance with the policy defined by the Management.

•         Exclude the initial costs with measuring the asset from the right of use on the initial adoption date;

•         Use hindsight, such as determining the term of the lease, if the contract contains options to postpone or terminate the lease, among others; and

•         Apply a single discount rate to the lease portfolio with reasonably similar characteristics (such as leases with similar remaining lease terms, for a similar class of underlying asset in a similar economic environment and similar financing currencies - “portfolios”).

In this context, the Company expects the initial adoption of IFRS 16 to affect its financial statements and internal processes. The most significant impacts are related to:

 (1) recognition of new assets of right-of-use assets and lease liabilities in the balance sheet;

 (2) the disclosure of new significant information on lease activities.

The Company does not expect significant changes in lease activities in the period between the publication of these financial statements and the date of initial adoption.

The effects expected as of January 1, 2019 are as follows:

  Recognition of additional liabilities estimated between R$1,700,000 and R$1,900,000, as corresponding entries to the recognition of right-of-use assets. The amounts reflect the present value of the remaining minimum payments of the rent of existing operating leases;

  The agreements that are exempt from recognition because they are short term and/or low value amount to an annual operating expense of approximately R$85,000.

  Such recognition has no impact on the Company's results.

Furthermore, as of the reporting date of these Financial Statements, the Company is developing processes and controls to meet the new requirements.

(b.2)    IFRIC 23 - Uncertainty on Income Tax Treatment

The new interpretation, that Company is obliged to adopt starting from January 1, 2019, establishes requirements for recognition and measurement in situations where the Company has determined, during the process of calculating taxes on net income (income tax and social contribution), the use of tax treatments that could be construed as uncertain and, therefore, could be questioned by the tax authorities.

The management is assessing the impacts of this interpretation.

2.4             Change in accounting policy and restatement of the statement of operations

Change in accounting policy

(a)               The Management of Braskem decided to change, in the statement of cash flows, the presentation of interest paid, which previously was presented under the group referred to as “cash used in investment activities.” These expenses are now recorded under the item “interest paid.” This change enables: (i) the direct identification of the total amount paid as interest; and (ii) greater accuracy in determining the net cash from operations. The amounts reclassified in the period ended December 31, 2016 and 2015 were R$288,424 and R$786,063, respectively.

(b)               In 2017, the Company changed the classification of provision for profit sharing to standardize such classification among all companies, whether or not productive, and because it deemed the current classification more appropriate, since this provision does not present recurring elements or, even when recurring, the amounts differ from year to year.

In the fiscal year ended December 31, 2016 and 2015, the amounts related to this item were reclassified from “costs of goods sold” (2016 - R$163,056, 2015 - R$165,522), “selling and distribution expenses” (2016 - R$7,155, 2015 - R$5,848) and “general and administrative expenses” (2016 - R$191,586, 2015 - R$185,067) to the item “other income (expenses), net” (Note 29).

Restatement of the Statement of Operations

(a)               The amounts corresponding to the Statement of Operations for the year 2016 and 2015 are restated in compliance with IAS 8 - Accounting policies, changes in accounting estimates and errors for better comparability and presentation of the amounts. The Company is presenting the amount of "Costs of idle industrial plants" for the year 2016 and 2015, reclassified from "Other income (expenses), net". The amounts reclassified in the period ended December 31, 2016 and 2015 were R$208,006 and R$135,341, respectively.